ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounts Receivable [Abstract]
Schedule Of Past Due Financing Receivables [Table Text Block]
Aging analysis of accounts receivable is as follows:

	June 30, 2013	December 31, 2012

0 - 30 days past due	$25,564,050	$10,813,981
31 - 90 days past due	40,853,659	27,784,784
91 - 120 days past due	15,251,513	6,866,842
over 120 days and less than 1 year past due	704,648	7,482,743
over 1 year past due	-	-
	82,373,870	52,948,350

Aging analysis of accounts receivable is as follows:

	2012	2011

0 - 30 days	$10,813,981	$20,061,598
31 - 90 days	27,784,784	1,828,058
91 - 120 days	6,866,842	2,457,259
over 120 days and less than 1 year	7,482,743	3,185,000
over 1 year	-	5,936,718
	52,948,350	33,468,633
Less: amounts reclassified as long term accounts receivable	-	(5,936,718)
	$52,948,350	$27,531,915